LEASES (Details 5) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	$ 5,985	$ 4,849
Less than one year (0-1)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	1,772	1,084
One to five years (1-5)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	$ 4,213	$ 3,765